Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current income tax:
Federal					$ (579)
State			$ 392	$ 779	(1,351)
Foreign			(1)		(145)
Total			391	779	(2,075)
Deferred income tax:
Federal				(925)	8,614
State				(181)	(1,938)
Foreign			(40)	841	(1,009)
Total			(40)	(265)	5,667
Provision for income taxes	$ 1,120	$ 130	$ 351	$ 514	$ 3,592